TRADE ACCOUNTS RECEIVABLE - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 3,737,270	R$ 2,672,370
Gross | in Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	2,081,740	1,193,971
Gross | exports from Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	26,121	117,274
Gross | outside of Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	1,766,555	1,459,204
Accumulated impairment losses
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ (137,146)	R$ (98,079)